Investments in associates and joint ventures - Investment in associates and joint ventures (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in joint ventures accounted for using equity method	€ 2,744	€ 2,892	€ 840
Investments in associates accounted for using equity method	753	3	1,604
Investments In Associates And Joint Ventures	€ 3,497	€ 2,895	€ 2,444